Business And Significant Accounting Policies - Additional Information (Detail)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2016 USD ($) Segment	Sep. 30, 2017 Segment	Oct. 02, 2016 USD ($)	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Successor
Business and Significant Accounting Policies
Number of reportable segments (in reportable segments) | Segment	2	2		2
Derivative Instruments in Hedges, Assets, at Fair Value	$ 0			$ 0
Advertising expenses	$ 9,000,000
Predecessor
Business and Significant Accounting Policies
Derivative Instruments in Hedges, Assets, at Fair Value					$ 0
Advertising expenses			$ 35,000,000		$ 44,000,000	$ 42,000,000